Employee retirement benefit	12 Months Ended
Dec. 31, 2022
Employee retirement benefit
Employee retirement benefit
14.	Employee retirement benefit
Full time employees in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contributions made
and accru
ed
 for such
employee
benefits were RMB
262,200
, RMB
344,324
and RMB
370,055
for the years ended December 31, 2020, 2021 and 2022, respectively.